Note 10 - Property and Equipment, Net (Detail) - Summary of Property and Equipment, Net (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Land	$ 2,510	$ 2,510
Buildings	8,055	8,055
Equipment	28,574	32,507
Furniture and fixtures	1,128	1,080
Leasehold improvements	3,228	2,766
Transportation equipment	659	671
Prepayment for property and equipment	10,166	9,978
	54,320	57,567
Buildings	1,396	1,215
Equipment	22,876	24,318
	28,178	29,237
	26,142	28,330	29,739
Furniture and Fixtures [Member]
Other Capital Assets	893	874
Leasehold Improvements [Member]
Other Capital Assets	2,473	2,321
Transportation Equipment [Member]
Other Capital Assets	$ 540	$ 509